Investments - Schedule of Investments (Details) - Gemini Direct Investment LLC and Subsidiaries [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
BALANCE, BEGINNING OF YEAR	$ 17,758,438
BALANCE, END OF YEAR	13,909,346
Limited Partnership [Member]
BALANCE, END OF YEAR	845,238
Level 3 [Member]
BALANCE, BEGINNING OF YEAR
BALANCE, END OF YEAR	845,238
Level 3 [Member] | Limited Partnership [Member]
BALANCE, BEGINNING OF YEAR
Realized and unrealized gains, net
Issuances and settlements, net	845,238
BALANCE, END OF YEAR	$ 845,238